Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000722885
Pear Tree Panagora Risk Parity Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fee Table and Expenses of Risk Parity Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Risk Parity Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

Risk Parity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Risk Parity Fund's performance.  Risk Parity Fund's portfolio turnover rate was 42 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Risk Parity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Risk Parity Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Risk Parity Fund's operating expenses remain the same as set forth in the table above.  The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, Risk Parity Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index ("MSCI EM").  Risk Parity Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Risk Parity Fund also may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region, and in companies of any capitalization.

To manage Risk Parity Fund's assets, its sub-adviser employs its proprietary, multi-factor risk parity strategy.  A risk-parity strategy is an investment strategy that generally attempts to balance risks across specifically identified factors rather than rely on the securities' market weights reflected in a benchmark.  The risk parity strategy employed to manage Risk Parity Fund's assets follows a disciplined and systematic investment approach based on the philosophy of risk diversification.   The strategy targets factors with proven long-term payoffs, such as value, quality, and momentum, using a proprietary portfolio construction methodology that seeks to avoid all unintended risk concentrations.  The sub-adviser believes that the benefits of this strategy to Risk Parity Fund come from two distinct sources: efficient capture of the factor premia, and portfolio downside protection.  Efficient capture of the factor premia is a result of persistent intended factor exposure and avoidance of unintended factor exposure.  Downside protection is the result of diversification across important risk dimensions.

In addition to emerging markets securities, Risk Parity Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives (that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) in order to attempt to mitigate the adverse effects of foreign currency fluctuations.  Risk Parity Fund also may lend its securities.  Risk Parity Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, Risk Parity Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index ("MSCI EM"). Risk Parity Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Risk Parity Fund also may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region, and in companies of any capitalization.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Risk Parity Fund. An investment in Risk Parity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Risk Parity Fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which Risk Parity Fund has significant holdings, or weaknesses associated with one or more specific companies in which Risk Parity Fund may have substantial investments.  Risk Parity Fund may underperform against its benchmark and broad market indices if certain types of securities it holds (e.g., growth stocks, value stocks, international stocks) are then-out of favor with investors.  In addition, Risk Parity Fund's strategy, while attempting to limit risks from sudden and substantial market corrections following market "bubbles," is unlikely to benefit from market momentum preceding a correction.

Foreign, including Emerging Markets Investing.  Risk Parity Fund's investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.    The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.

Liquidity Risk. Risk Parity Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-adviser's judgments about the attractiveness, value, or potential appreciation of Risk Parity Fund's investments may prove to be incorrect.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities.  Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Risk Parity Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Non-Diversification. Risk Parity Fund is "non-diversified," which means that it may from time to time invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Risk Parity Fund.  It also may be considered more risky for Risk Parity Fund to hold large positions in a single issuer because of the possibility of exercising control over the issuer.

Sector. Risk Parity Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Risk Parity Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Risk Parity Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Risk Parity Fund's investments in forward foreign currency exchange contracts and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money by investing in Risk Parity Fund.
Risk Nondiversified Status	rr_RiskNondiversifiedStatus

Non-Diversification. Risk Parity Fund is "non-diversified," which means that it may from time to time invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Risk Parity Fund. It also may be considered more risky for Risk Parity Fund to hold large positions in a single issuer because of the possibility of exercising control over the issuer.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Risk Parity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in Risk Parity Fund by showing changes in Risk Parity Fund's performance over time. The tables also compare Risk Parity Fund's performance to a broad measure of market performance that reflects the type of securities in which Risk Parity Fund invests. Past performance does not necessarily indicate how Risk Parity Fund will perform (before and after taxes) in the future.  Updated performance information is available at www.peartreefunds.com.

A Note on Performance

Ordinary Shares and Institutional Shares each commenced operations on June 27, 2013.  R6 Shares commenced operations on February 6, 2017.  Performance information for R6 Shares will be available after the share class has been offered for a full calendar year.  Returns for R6 Shares would have been substantially similar to the returns of Institutional Shares because each share class is invested in the same portfolio of securities, and returns would differ only to the extent that expenses of the classes are different.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in Risk Parity Fund by showing changes in Risk Parity Fund's performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Risk Parity Fund's performance to a broad measure of market performance that reflects the type of securities in which Risk Parity Fund invests.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Risk Parity Fund will perform (before and after taxes) in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Ordinary Shares The bar chart below provides performance information for Risk Parity Fund's Ordinary Shares.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Calendar year-to-date return of the Ordinary Shares of Risk Parity Fund as of June 30, 2017 was 11.75 percent.
Highest Quarterly Return	Q1 2016	9.71%
Lowest Quarterly Return	Q3 2015	(15.41)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar year-to-date return of the Ordinary Shares of Risk Parity Fund as
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Year to Date Return	rr_BarChartYearToDateReturn	11.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Panagora Risk Parity Emerging Markets Fund | MSCI EM Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
One Year	rr_AverageAnnualReturnYear01	11.60%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2013
Pear Tree Panagora Risk Parity Emerging Markets Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	738
10 Years	rr_ExpenseExampleYear10	$ 1,613
Annual Return 2014	rr_AnnualReturn2014	(3.48%)
Annual Return 2015	rr_AnnualReturn2015	(18.00%)
Annual Return 2016	rr_AnnualReturn2016	6.26%
One Year	rr_AverageAnnualReturnYear01	6.26%
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2013
Pear Tree Panagora Risk Parity Emerging Markets Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.19%
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2013
Pear Tree Panagora Risk Parity Emerging Markets Fund | Ordinary Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.95%
Life of the Fund	rr_AverageAnnualReturnSinceInception	(2.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2013
Pear Tree Panagora Risk Parity Emerging Markets Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	$ 1,295
One Year	rr_AverageAnnualReturnYear01	6.51%
Life of the Fund	rr_AverageAnnualReturnSinceInception	(3.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2013
Pear Tree Panagora Risk Parity Emerging Markets Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	$ 1,131
One Year	rr_AverageAnnualReturnYear01	none
Life of the Fund	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2013

[1]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Risk Parity Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. The aggregate transfer agent fee with respect to Ordinary Shares and R6 Shares remains unchanged.